Revenues - Summary of Consolidated Net Revenues Disaggregated by Reportable Segment, Geographical Region of Shipment, Nature and Market Channel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total net revenues	$ 16,128	$ 12,761	$ 10,219
Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	10,764	8,486	7,411
Sales Channel, Through Intermediary [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	5,364	4,275	2,808
Net Sales [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	15,953	12,560	10,049
Service [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	130	169	132
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	45	32	38
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	3,619	2,557	1,966
Americas [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	2,310	1,525	1,165
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total net revenues	$ 10,199	$ 8,679	$ 7,088